BUSINESS SEGMENTS (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($) country business	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) country business		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)
Segment reporting information
Revenues, net of interest expense	$ 18,456	$ 18,692	$ 19,470	$ 19,736	$ 17,899	$ 19,689	$ 19,425	$ 20,206	$ 76,354	[1]	$ 77,219	[1]	$ 76,724	[1]
Provision for income taxes	1,403	1,881	2,036	2,120	1,077	2,068	1,921	2,131	7,440		7,197		6,186
Income (loss) from continuing operations	3,405	4,306	4,858	4,817	383	2,916	253	3,952	17,386		7,504		13,616
Identifiable assets	1,731,210				1,842,181				1,731,210		1,842,181
Provisions for credit losses and for benefits and claims	2,514	$ 1,836	$ 1,648	$ 1,915	2,013	$ 1,750	$ 1,730	$ 1,974	7,913		7,467		8,514
Operating Segments | Total Citicorp and Corporate/Other
Segment reporting information
Revenues, net of interest expense									67,394		67,911		68,297
Provision for income taxes									6,518		7,189		7,373
Income (loss) from continuing operations									16,401		10,974		15,452
Identifiable assets	$ 1,650,000				1,704,000				1,650,000		1,704,000
Operating Segments | Citicorp | North America
Segment reporting information
Revenues, net of interest expense									32,700		32,900		31,500
Operating Segments | Citicorp | EMEA
Segment reporting information
Revenues, net of interest expense									10,000		9,500		10,200
Operating Segments | Citicorp | Latin America
Segment reporting information
Revenues, net of interest expense									9,800		10,800		11,300
Operating Segments | Citicorp | Asia
Segment reporting information
Revenues, net of interest expense									$ 14,000		14,400		15,000
Operating Segments | Global Consumer Banking
Segment reporting information
Regional business | business	4								4
Revenues, net of interest expense									$ 32,495		34,296		34,395
Provision for income taxes									3,430		3,404		3,391
Income (loss) from continuing operations									6,376		6,702		6,493
Identifiable assets	$ 381,000				393,000				381,000		393,000
Provisions for credit losses and for benefits and claims									$ 5,500		5,500		6,100
Operating Segments | Institutional Clients Group
Segment reporting information
Number of countries where the entity provides a broad range of banking and financial products and services | country	100								100
Revenues, net of interest expense									$ 33,991		33,312		33,580
Provision for income taxes									4,426		4,129		4,197
Income (loss) from continuing operations									9,529		9,645		9,473
Identifiable assets	$ 1,217,000				1,261,000				1,217,000		1,261,000
Provisions for credit losses and for benefits and claims									962		47		86
Operating Segments | Corporate/Other
Segment reporting information
Revenues, net of interest expense									908		303		322
Provision for income taxes									(1,338)		(344)		(215)
Income (loss) from continuing operations									496		(5,373)		(514)
Identifiable assets	52,000				50,000				52,000		50,000
Operating Segments | Citi Holdings
Segment reporting information
Revenues, net of interest expense									8,960		9,308		8,427
Provision for income taxes									922		8		(1,187)
Income (loss) from continuing operations									985		(3,470)		(1,836)
Identifiable assets	$ 81,000				$ 138,000				81,000		138,000
Provisions for credit losses and for benefits and claims									$ 1,500		$ 1,900		$ 2,300

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.